Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development expenses, net (note 16a)	12,881	6,086	5,604
General and administrative expenses (note 16b)	6,407	3,699	3,015
Total operating expenses	19,288	9,785	8,619
Operating (loss)	(19,288)	(9,785)	(8,619)
Other income (expenses), net (note 16c)	4,820	(2,039)	(765)
Net (loss)	(14,468)	(11,824)	(9,384)
Other comprehensive gain (loss)
Exchange differences arising from translating financial statements from functional to presentation currency	124	2,277	951
Total other comprehensive gain (loss)	124	2,277	951
Total comprehensive (loss)	$ (14,344)	$ (9,547)	$ (8,433)
Basic & diluted (loss) per share (in Dollars per share)	$ (0.81)	$ (0.9)	$ (1.11)
Weighted average number of shares outstanding (in Shares)	17,859,713	13,169,208	8,649,486